Variable interest entity (“VIE”) (Details) - Schedule of Consolidated Operating Results of VIE - Variable Income Interest Rate [Member] - USD ($)	12 Months Ended
	May 31, 2023	May 31, 2022
Variable interest entity [Line Items]
Revenues	$ 3,789,710	$ 2,925,896
Cost of revenues	3,429,516	2,681,079
Gross profit	360,194	244,817
Operating expenses	412,917	267,027
Income / (loss) from operations	(52,723)	(22,210)
Other income /(loss), net	176,818	84,040
(Provision) for income taxes	(51,712)	(23,019)
Net income	$ 72,383	$ 38,811